October 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Litman Gregory Funds Trust (Filing Nos; 333-10015 and 811-07763)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated October 1, 2014 to the Prospectus dated April 30, 2014 for the Litman Gregory Masters Equity Fund, Litman Gregory Masters Alternative Strategies Fund and Litman Gregory Masters International Fund, each a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on October 1, 2014 (Accession No. 0001144204-14-058957).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Senior Counsel

cc: J. Coughlan